Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Non-current assets
Restricted Cash	$ 785,000	$ 791,000
Mineral property, plant and equipment	134,339,000	135,646,000
Total non-current assets	135,124,000	136,437,000
Current assets
Amounts receivable and prepaid expenses	1,867,000	1,477,000
Cash and cash equivalents	22,291,000	42,460,000
Total current assets	24,158,000	43,937,000
Total Assets	159,282,000	180,374,000
Capital and reserves
Share capital	700,278,000	683,039,000
Reserves	106,735,000	109,245,000
Deficit	(651,520,000)	(619,978,000)
Total equity	155,493,000	172,306,000
Non-current liabilities
Trade and other payables	1,365,000	657,000
Total non-current liabilities	1,365,000	657,000
Current liabilities
Payables to related parties	376,000	848,000
Trade and other payables	2,048,000	6,563,000
Total current liabilities	2,424,000	7,411,000
Total liabilities	3,789,000	8,068,000
Total Equity and Liabilities	$ 159,282,000	$ 180,374,000